Basis of Preparation and New IFRS Pronouncements	12 Months Ended
Dec. 31, 2020
Basis of Preparation and New IFRS Pronouncements [Abstract]
Basis of Preparation and New IFRS Pronouncements	Basis of Preparation and New IFRS Pronouncements
a) Basis of Preparation

These annual consolidated financial statements have been prepared by management in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and were approved by the Board of Directors on February 17, 2021.

b) New IFRS Pronouncements

New IFRS pronouncements that have been issued but are not yet effective at the date of these financial statements are listed below. We plan to apply these amendments in the annual period for which they are first required.

Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use

In May 2020, the IASB issued amendments to IAS 16, Property, Plant and Equipment (IAS 16). The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize such sales proceeds and related costs in profit (loss). An entity is required to apply these amendments for annual reporting periods beginning on or after January 1, 2022. The amendments are applied retrospectively only to items of property, plant and equipment that are available for use after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. We are currently assessing the effect of this amendment on our financial statements. We expect this amendment to have an effect on the accounting related to the sale of products during the commissioning phase of our Quebrada Blanca Phase 2 project (QB2).

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2
In August 2020, the IASB issued amendments to IFRS 9, Financial Instruments (IFRS 9), IAS 39, Financial Instruments: Recognition and Measurement (IAS 39), IFRS 7, Financial Instruments: Disclosures (IFRS 7), IFRS 4, Insurance Contracts (IFRS 4), and IFRS 16, Leases (IFRS 16) as a result of Phase 2 of the IASB’s Interest Rate Benchmark Reform project. The amendments address issues arising during reform of benchmark interest rates including the replacement of one benchmark rate with an alternative one. The amendments are effective January 1, 2021. On adoption of the amendments, there will be no immediate effect on our financial statements as we will not be replacing any of the benchmark interest rates in our agreements on the adoption date. We will continue to assess the effect of these amendments throughout 2021.